Principal Accounting Policies - Schedule of Unobservable Short-term Investments And Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term Investments	¥ 615,901	$ 96,648	¥ 1,353,670
Long-term Investments	201,947	31,690	266,866
Fair Value, Inputs, Level 3 [Member]
Short-term Investments	30,006	4,709
Long-term Investments			71,506
Contingent consideration for business combinations - short term	¥ 7,153	$ 1,122	7,696
Contingent consideration for business combinations - long term			¥ 3,054